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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.): [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:

Peter de Roetth (signature on file)          Boston, MA            May 10,2007
----------------------------------- -----------------------------  -----------
            [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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
                                                                                                          (SEC USE ONLY)

                   FORM 13 F                            Name of Reporting Manager Account Management, LLC

                                                                                                       Item 8:
                                                                  Item 6:                         Voting Authority
                                                           Investment Discretion                      (Shares)
                                                        ------------------------------           -----------------------
                                               Item 5:               (b)               Item 7:
               Item 2:   Item 3:    Item 4:   Shares or            Shared-      (c)    Managers
Item 1:        Title of   CUSIP   Fair Market Principal  (a)     As Defined   Shared-    See      (a)      (b)     (c)
Name of Issuer  Class    Number      Value     Amount    Sole    in Instr. V   Other   Instr. V   Sole    Shared   None
-------------- -------- --------- ----------- --------- -------  -----------  -------  --------  -------  ------   ----
Maxim
  Integrated    Common
  Products      Stock   57772K101 16,996,904    578,126 578,126                                  578,126

Corporate
  Executive     Common
  Board         Stock   21988R102    493,740      6,500   6,500                                    6,500

Miller
  Industries    Common
  Inc.          Stock    60051204  1,070,871     49,100  49,100                                   49,100

Costar          Common
  Group         Stock   22160N109  8,268,034    185,050 185,050                                  185,050

Credit
  Acceptance    Common
  Corporation   Stock   225310101 20,463,520    752,612 752,612                                  752,612

Newmont
  Mining        Common
  Corporation   Stock   651639106  1,679,600     40,000  40,000                                   40,000

Ritchie
  Bros.         Common
  Auction       Stock   767744105  3,868,172     66,100  66,100                                   66,100

Suncor
  Energy        Common
  Inc           Stock   867229106    496,275      6,500   6,500                                    6,500

Smith &
  Wesson
  Holding       Common
  Corporation   Stock   831756101  1,040,655     79,500  79,500                                   79,500

AcuSphere       Common
  Inc.          Stock   00511R870     57,960     21,000  21,000                                   21,000

   COLUMN
     TOTALS                       54,435,731  1,784,488

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
                                                                                                          (SEC USE ONLY)

                   FORM 13 F                            Name of Reporting Manager Account Management, LLC

                                                                                                       Item 8:
                                                                  Item 6:                         Voting Authority
                                                           Investment Discretion                      (Shares)
                                                        ------------------------------           -----------------------
                                               Item 5:               (b)               Item 7:
               Item 2:   Item 3:    Item 4:   Shares or            Shared-      (c)    Managers
Item 1:        Title of   CUSIP   Fair Market Principal  (a)     As Defined   Shared-    See      (a)      (b)     (c)
Name of Issuer  Class    Number      Value     Amount    Sole    in Instr. V   Other   Instr. V   Sole    Shared   None
-------------- -------- --------- ----------- --------- -------  -----------  -------  --------  -------  ------   ----
Central
  Fund Of
  Canada        Common
  Ltd.          Stock   153501101    357,200     38,000  38,000                                   38,000

Houston
  Wire &        Common
  Cable Co.     Stock   44244K109    840,600     30,000  30,000                                   30,000

SPDR
  Russell/      Common
  Nomura        Stock   863308789    268,250      5,000   5,000                                    5,000

Liberty
  Media
  Corporation-
  Capital
  Common        Common
  Series A      Stock   53071M302    234,561      2,121   2,121                                    2,121

QuickLogic      Common
  Corporation   Stock   74837P108  2,398,138    853,430 853,430                                  853,430

Microsoft       Common
  Corporation   Stock   594918104    514,202     18,450  18,450                                   18,450

Berkshire
  Hathaway      Common
  Hld B         Stock   084670207 10,268,440      2,821   2,821                                    2,821

Clayton
  Holdings      Common
  Inc.          Stock   18418N107  4,141,800    270,000 270,000                                  270,000

Heartland
  Payment       Common
  Sys Inc.      Stock   42235N108  7,344,948    310,700 310,700                                  310,700

StreetTracks    Common
  Gold TR       Stock   863307104  1,050,525     15,980  15,980                                   15,980

   COLUMN
     TOTALS                       27,418,664  1,546,502

                                                                                                          (SEC USE ONLY)

                   FORM 13 F                            Name of Reporting Manager Account Management, LLC

                                                                                                       Item 8:
                                                                  Item 6:                         Voting Authority
                                                           Investment Discretion                      (Shares)
                                                        ------------------------------           -----------------------
                                               Item 5:               (b)               Item 7:
               Item 2:   Item 3:    Item 4:   Shares or            Shared-      (c)    Managers
Item 1:        Title of   CUSIP   Fair Market Principal  (a)     As Defined   Shared-    See      (a)      (b)     (c)
Name of Issuer  Class    Number      Value     Amount    Sole    in Instr. V   Other   Instr. V   Sole    Shared   None
-------------- -------- --------- ----------- --------- -------  -----------  -------  --------  -------  ------   ----
Barrick Gold    Common
  Corporation   Stock   067901108  4,764,453   166,881  166,881                                  166,881

Japan Smlr      Common
  Cap Fun       Stock   47109U104    511,270    41,000   41,000                                   41,000

Gold Bullion    Common
  Ltd. Pfd.     Stock   Q1868U112    244,504     3,700    3,700                                    3,700

Aegean
  Marine        Common
  Petroleum     Stock   Y0017S102  3,794,200   244,000  244,000                                  244,000

Conocophillips  Common
                Stock   20825C104    213,457     3,123    3,123                                    3,123

Canadian Nat    Common
  Res           Stock   136385101  2,070,177    37,510   37,510                                   37,510

DBS Group
  HLDGS         Common
  Spon ADR      Stock   23304Y100  1,085,219    19,250   19,250                                   19,250

Diamonds
  Trust Series  Common
  1             Stock   252787106  1,853,850    15,000   15,000                                   15,000

Exponent Inc    Common
                Stock   30214U102    877,800    44,000   44,000                                   44,000

Healthgate      Common
  Data Corp     Stock   42222H304      1,207    10,977   10,977                                   10,977

   COLUMN
     TOTALS                       15,416,137   585,441

                                                                                                          (SEC USE ONLY)

                   FORM 13 F                            Name of Reporting Manager Account Management, LLC

                                                                                                       Item 8:
                                                                  Item 6:                         Voting Authority
                                                           Investment Discretion                      (Shares)
                                                        ------------------------------           -----------------------
                                               Item 5:               (b)               Item 7:
               Item 2:   Item 3:    Item 4:   Shares or            Shared-      (c)    Managers
Item 1:        Title of   CUSIP   Fair Market Principal  (a)     As Defined   Shared-    See      (a)      (b)     (c)
Name of Issuer  Class    Number      Value     Amount    Sole    in Instr. V   Other   Instr. V   Sole    Shared   None
-------------- -------- --------- ----------- --------- -------  -----------  -------  --------  -------  ------   ----
Innerworkings   Common
  Inc.          Stock   45773Y105  5,708,840   483,800  483,800                                  483,800

Liberty Media
  Corporation-
  Interactive
  Common        Common
  Series A      Stock   53071M104    252,706    10,609   10,609                                   10,609

Penn West       Common
  Energy Tru    Stock   707885109  1,451,960    49,420   49,420                                   49,420

Parallel
  Petroleum     Common
  Corporation   Stock   699157103  1,285,200    56,000   56,000                                   56,000

Terra
  Industries    Common
  Inc           Stock   880915103  1,826,825   104,390  104,390                                  104,390

LECG            Common
  Corporation   Stock   523234102  1,128,050    77,000   77,000                                   77,000

                                  11,653,581   781,219